SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Deferred Tax Assets Liabilities
Deferred tax assets	$ 57	$ 74	$ 74
Deferred tax liabilities	(52)	(67)	(67)
Deferred tax assets/liabilities	$ 5	$ 7	$ 7